Note 10 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expense	$ 103	$ 509	$ 823	$ 1,088
General and Administrative Expense [Member]
Share-based compensation expense	68	416	643	889
Research and Development Expense [Member]
Share-based compensation expense	$ 35	$ 93	$ 180	$ 199